Offerings	Oct. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class B Common Stock, par value $0.001 per share
Amount Registered | shares	471,300,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued pursuant to anti-dilution adjustments resulting from stock dividends, stock splits and combinations, rights issuances, other non-cash distributions and spin-offs, cash dividends in excess of a $0.05 quarterly threshold, and tender or exchange offers. (b) Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (c) Represents warrants ("Warrants") exercisable for shares of Class B common stock of the Registrant, par value $0.001 per share ("Class B Common Stock"), at an initial exercise price of $12.00 per share, expected to be distributed by the Registrant to certain stockholders for no consideration on or about October 13, 2026. (d) Represents shares of Class B Common Stock issuable upon the exercise of Warrants from time to time. (e) No fee is due, pursuant to Rule 457(g) under the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Corporation Finance Interpretations, the registration fee with respect the Warrants has been allocated to the underlying shares of Class B Common Stock, and those shares are included in the registration fee. The maximum number of shares of Class B Common Stock issuable upon exercise of the Warrants are being simultaneously registered hereunder. (f) Calculated pursuant to Rule 457(g) under the Securities Act, based upon the exercise price per Warrant.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.001 per share
Amount Registered | shares	471,300,000
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 5,655,600,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 492,037.20
Offering Note	See offering note 1